[logo]  Phoenix Home Life

Flex Edge



Joint Edge(R)

                                                           Annual Reports for:
                                                    Phoenix Home Life Variable
                                                        Universal Life Account

                                                  The Phoenix Edge Series Fund

                                                             December 31, 1995

                    TABLE OF CONTENTS
PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 Growth Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 Bond Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 Total Return Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 International Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 Balanced Sub-Account
  Statement of Assets and Liabilities       2
  Statement of Operations                   3
  Statement of Changes in Net Assets        4
  Financial Highlights                      6
 Notes to Financial Statements              7

THE PHOENIX EDGE SERIES FUND

 Money Market Series
  Schedule of Investments                 2-2
  Statement of Assets and Liabilities     2-4
  Statement of Operations                 2-4
  Statement of Changes in Net Assets      2-5
  Financial Highlights                    2-5
 Growth Series
  Schedule of Investments                 2-7
  Statement of Assets and Liabilities     2-9
  Statement of Operations                 2-9
  Statement of Changes in Net Assets     2-10
  Financial Highlights                   2-10
 Bond Series
  Schedule of Investments                2-12
  Statement of Assets and Liabilities    2-14
  Statement of Operations                2-14
  Statement of Changes in Net Assets     2-15
  Financial Highlights                   2-15
 Total Return Series
  Schedule of Investments                2-17
  Statement of Assets and Liabilities    2-19
  Statement of Operations                2-19
  Statement of Changes in Net Assets     2-20
  Financial Highlights                   2-20
 International Series
  Schedule of Investments                2-22
  Statement of Assets and Liabilities    2-24
  Statement of Operations                2-24
  Statement of Changes in Net Assets     2-25
  Financial Highlights                   2-25
 Balanced Series
  Schedule of Investments                2-27
  Statement of Assets and Liabilities    2-30
  Statement of Operations                2-30
  Statement of Changes in Net Assets     2-31
  Financial Highlights                   2-31
 Real Estate Series
  Schedule of Investments                2-33
  Statement of Assets and Liabilities    2-34
  Statement of Operations                2-34
  Statement of Changes in Net Assets     2-35
  Financial Highlights                   2-35
 Notes to Financial Statements           2-36


                                              This annual report for the Phoenix
                                       Home Life Variable Universal Life Account
                                           for the year ended December 31, 1995,
                                       contains the financial statements for the
                                Account's variable universal life policies. This
                              report also contains a list of portfolio holdings,
                                      management's discussion of performance and
                                    investment strategy and financial statements
                                  for each of the mutual funds that comprise the
                                                       Phoenix Edge Series Fund.

                      STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995


                                                              Money Market       Growth           Bond
                                                               Sub-Account     Sub-Account    Sub-Account
                                                             --------------     -----------   ------------
Assets
 Investments at cost                                           $13,959,460    $110,250,111    $ 6,357,472
                                                                ============     =========      ==========
 Investment in The Phoenix Edge Series Fund, at market          13,959,460     118,022,065      6,705,121
                                                                ------------     ---------      ----------
  Total assets                                                  13,959,460     118,022,065      6,705,121
Liabilities
 Accrued expenses to related party                                   7,919          72,685          4,346
                                                                ------------     ---------      ----------
Net assets                                                     $13,951,541    $117,949,380     $6,700,775
                                                                ============     =========      ==========
Accumulation units outstanding--Flex Edge                       10,229,951      36,538,624      3,484,452
                                                                ============     =========      ==========
Accumulation units outstanding--Joint Edge                         296,269       1,113,293         95,464
                                                                ============     =========      ==========
Unit value                                                     $  1.325408    $   3.132626    $  1.871769
                                                                ============     =========      ==========



                                                              Total Return   International      Balanced
                                                               Sub-Account     Sub-Account    Sub-Account
                                                             --------------     -----------   ------------
Assets
 Investments at cost                                           $19,900,213     $19,529,649    $ 12,424,740
                                                                ============     =========      ==========
 Investment in The Phoenix Edge Series Fund, at market          20,261,898      20,759,895      13,725,016
                                                                ------------     ---------      ----------
  Total assets                                                  20,261,898      20,759,895      13,725,016
Liabilities
 Accrued expenses to related party                                  12,619          12,722           8,541
                                                                ------------     ---------      ----------
Net assets                                                     $20,249,279     $20,747,173     $13,716,475
                                                                ============     =========      ==========
Accumulation units outstanding--Flex Edge                        9,236,346      14,435,212       9,521,556
                                                                ============     =========      ==========
Accumulation units outstanding--Joint Edge                         194,742         555,114         400,572
                                                                ============     =========      ==========
Unit value                                                     $  2.147078     $  1.384037    $   1.382412
                                                                ============     =========      ==========

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 1995

                                                         Money Market       Growth          Bond
                                                         Sub-Account     Sub-Account    Sub-Account
                                                        --------------    ----------   ------------
Investment income
  Distributions                                            $656,913      $   963,473     $  456,389
Expenses
 Mortality and expense risk charges                          94,526          688,907         42,067
                                                          ------------      --------      ----------
Net investment income                                       562,387          274,566        414,322
                                                          ------------      --------      ----------
Net realized gain from share transactions                     --               4,178          1,800
Net realized gain distribution from Fund                      --          12,514,179         --
Net unrealized appreciation on investment                     --           9,293,459        651,393
                                                          ------------      --------      ----------
Net gain on investments                                       --          21,811,816        653,193
                                                          ------------      --------      ----------
Net increase in net assets resulting from operations       $562,387      $22,086,382     $1,067,515
                                                          ============      ========      ==========



                                                         Total Return   International      Balanced
                                                         Sub-Account      Sub-Account    Sub-Account
                                                        --------------    -----------   ------------
Investment income
  Distributions                                           $  554,634      $    65,980     $  394,319
Expenses
 Mortality and expense risk charges                          130,115          141,161         88,010
                                                          ------------      ---------      ----------
Net investment income (loss)                                 424,519          (75,181)       306,309
                                                          ------------      ---------      ----------
Net realized gain (loss) from share transactions               1,051          (16,995)           527
Net realized gain distribution from Fund                   1,221,316          380,538        272,172
Net unrealized appreciation on investment                    873,761        1,259,164      1,647,649
                                                          ------------      ---------      ----------
Net gain on investments                                    2,096,128        1,622,707      1,920,348
                                                          ------------      ---------      ----------
Net increase in net assets resulting from operations      $2,520,647      $ 1,547,526     $2,226,657
                                                          ============      =========      ==========

                       STATEMENT OF CHANGES IN NET ASSETS
                      For the year ended December 31, 1995

                                                                    Money Market       Growth           Bond
                                                                    Sub-Account      Sub-Account    Sub-Account
                                                                  ---------------     -----------   ------------
From operations
 Net investment income                                              $    562,387    $    274,566     $  414,322
 Net realized gain                                                       --           12,518,357          1,800
 Net unrealized appreciation                                             --            9,293,459        651,393
                                                                     -------------     ---------      ----------
 Net increase in net assets resulting from operations                    562,387      22,086,382      1,067,515
                                                                     -------------     ---------      ----------
From accumulation unit transactions
 Participant deposits                                                 23,196,295      34,460,166      1,851,602
 Participant transfers                                               (19,227,932)     15,470,116        884,223
 Participant withdrawals                                              (2,331,740)    (12,409,600)      (772,642)
                                                                     -------------     ---------      ----------
 Net increase in net assets resulting from participant
  transactions                                                         1,636,623      37,520,682      1,963,183
                                                                     -------------     ---------      ----------
 Net increase in net assets                                            2,199,010      59,607,064      3,030,698
Net assets
 Beginning of period                                                  11,752,531      58,342,316      3,670,077
                                                                     -------------     ---------      ----------
 End of period                                                      $ 13,951,541    $117,949,380     $6,700,775
                                                                     =============     =========      ==========


                                                                   Total Return   International      Balanced
                                                                    Sub-Account     Sub-Account    Sub-Account
                                                                  --------------     -----------   ------------
From operations
 Net investment income (loss)                                       $   424,519     $   (75,181)   $   306,309
 Net realized gain (loss)                                             1,222,367         363,543        272,699
 Net unrealized appreciation                                            873,761       1,259,164      1,647,649
                                                                     ------------     ---------      ----------
 Net increase in net assets resulting from operations                 2,520,647       1,547,526      2,226,657
                                                                     ------------     ---------      ----------
From accumulation unit transactions
 Participant deposits                                                 5,457,071       7,548,871      3,800,064
 Participant transfers                                                2,208,588        (399,608)       581,841
 Participant withdrawals                                             (2,158,665)     (2,474,965)    (1,761,880)
                                                                     ------------     ---------      ----------
 Net increase in net assets resulting from participant
  transactions                                                        5,506,994       4,674,298      2,620,025
                                                                     ------------     ---------      ----------
 Net increase in net assets                                           8,027,641       6,221,824      4,846,682
Net assets
 Beginning of period                                                 12,221,638      14,525,349      8,869,793
                                                                     ------------     ---------      ----------
 End of period                                                      $20,249,279     $20,747,173    $13,716,475
                                                                     ============     =========      ==========

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1994


                                                                   Money Market       Growth          Bond
                                                                   Sub-Account     Sub-Account    Sub-Account
                                                                 ---------------     ----------   ------------
From operations
 Net investment income                                             $    269,315    $   294,375     $  218,172
 Net realized gain (loss)                                               --           3,213,016         (3,967)
 Net unrealized depreciation                                            --          (3,486,259)      (392,992)
                                                                    -------------     --------      ----------
 Net increase (decrease) in net assets resulting from
  operations                                                            269,315         21,132       (178,787)
                                                                    -------------     --------      ----------
From accumulation unit transactions
 Participant deposits                                                21,682,948     26,040,831      1,844,201
 Participant transfers                                              (14,299,239)     7,532,883         23,923
 Participant withdrawals                                             (2,824,234)    (7,655,667)      (503,930)
                                                                    -------------     --------      ----------
 Net increase in net assets resulting from participant
  transactions                                                        4,559,475     25,918,047      1,364,194
                                                                    -------------     --------      ----------
 Net increase in net assets                                           4,828,790     25,939,179      1,185,407
Net assets
 Beginning of period                                                  6,923,741     32,403,137      2,484,670
                                                                    -------------     --------      ----------
 End of period                                                     $ 11,752,531    $58,342,316     $3,670,077
                                                                    =============     ========      ==========



                                                                  Total Return   International      Balanced
                                                                   Sub-Account     Sub-Account    Sub-Account
                                                                 --------------     -----------   ------------
From operations
 Net investment income (loss)                                      $   227,212     $   (56,510)   $   212,403
 Net realized gain                                                     343,918         305,474         61,943
 Net unrealized depreciation                                          (771,056)       (732,849)      (556,387)
                                                                    ------------     ---------      ----------
 Net decrease in net assets resulting from operations                 (199,926)       (483,885)      (282,041)
                                                                    ------------     ---------      ----------
From accumulation unit transactions
 Participant deposits                                                5,110,267       6,568,479      3,993,661
 Participant transfers                                               1,128,647       4,843,273        149,204
 Participant withdrawals                                            (1,493,881)     (1,519,024)    (1,268,580)
                                                                    ------------     ---------      ----------
 Net increase in net assets resulting from participant
  transactions                                                       4,745,033       9,892,728      2,874,285
                                                                    ------------     ---------      ----------
 Net increase in net assets                                          4,545,107       9,408,843      2,592,244
Net assets
 Beginning of period                                                 7,676,531       5,116,506      6,277,549
                                                                    ------------     ---------      ----------
 End of period                                                     $12,221,638     $14,525,349    $ 8,869,793
                                                                    ============     =========      ==========

                              FINANCIAL HIGHLIGHTS
     (Selected data for a unit outstanding throughout the indicated period)
                                   (Unaudited)


                                              Money Market Sub-Account             Growth Sub-Account
                                            -----------------------------    --------------------------------
                                              Year Ended December 31,            Year Ended December 31,

                                               1995            1994             1995              1994
                                           ------------   --------------    ------------     ----------------
Unit value, beginning of period            $  1.263974      $  1.226981       $2.412541        $ 2.396670
Income from investment operations
 Net investment income                        0.061434         0.036993        0.008952          0.221088
 Net realized and unrealized gain
  (loss)                                    --               --                0.711133         (0.205217 )
  Total from investment operations            0.061434         0.036993        0.720085          0.015871
                                             ----------      ------------      ----------    ---------------
Unit value, end of period                  $  1.325408      $  1.263974       $3.132626        $ 2.412541
                                             ==========      ============      ==========    ===============
Total return                                      4.86%            3.01%          29.85%             0.66%
Net assets, end of period (000)                $13,952           $11,753       $117,949           $58,342



                                                      Bond Sub-Account           Total Return Sub-Account
                                                 -------------------------     ------------------------------
                                                  Year Ended December 31,         Year Ended December 31,

                                                    1995          1994            1995             1994
                                                  --------   -------------    ------------    ---------------
Unit value, beginning of period                  $1.527250     $ 1.628351       $1.830914       $ 1.871886
Income from investment operations
 Net investment income                            0.133714       0.123373        0.053247         0.046564
 Net realized and unrealized gain (loss)          0.210805      (0.224474)       0.262917        (0.087536 )
                                                    ------      -----------      ----------    -------------
  Total from investment operations                0.344519      (0.101101)       0.316164        (0.040972 )
                                                    ------      -----------      ----------    -------------
Unit value, end of period                        $1.871769     $ 1.527250       $2.147078       $ 1.830914
                                                    ======      ===========      ==========    =============
Total return                                         22.56%         (6.21)%         17.27%           (2.19)%
Net assets, end of period (000)                     $6,701         $3,670         $20,249          $12,222

                             FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)




                                                International Sub-Account             Balanced Sub-Account
                                             ---------------------------------    -----------------------------
                                                 Year Ended December 31,            Year Ended December 31,

                                                1995              1994               1995            1994
                                            -------------   -----------------     ------------   --------------
Unit value, beginning of period              $ 1.273020        $ 1.282423         $1.129669       $ 1.171933
Income from investment operations
 Net investment income (loss)                 (0.005393 )       (0.001098 )        0.034768         0.031829
 Net realized and unrealized gain (loss)       0.116410         (0.008305 )        0.217975        (0.074093 )
                                              -----------     ---------------      ----------     ------------
  Total from investment operations             0.111017         (0.009403 )        0.252743        (0.042264 )
                                              -----------     ---------------      ----------     ------------
Unit value, end of period                    $ 1.384037        $ 1.273020         $1.382412       $ 1.129669
                                              ===========     ===============      ==========     ============
Total return                                       8.72%            (0.73)%           22.37%           (3.61)%
Net assets, end of period (000)                 $20,747           $14,525           $13,716           $8,870

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1995

Note 1--Organization:


  Phoenix Home Life Variable Universal Life Account (the Account) is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). The Account is offered as Flex Edge for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The account is organized as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of six Sub-accounts, which invest in six of the available portfolios of The Phoenix Edge Series Fund (the Fund). The Real Estate Series is currently not available to the Account.


  Each series has distinct investment objectives. The Money Market Series is a short-term investment fund, the Growth Series is a growth common stock fund, the Bond Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in internationally diversified equity securities and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income securities. Contract holders may also direct the allocation of their investments between the account and the Guaranteed Interest Account of the general account of Phoenix Home Life.

Note 2--Significant Accounting Policies:


Certain reclassifications have been made to prior year's amounts to conform with the 1995 presentation.


A. Valuation of Investments: Investments are made exclusively in the Fund and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Fund as well as gains and losses on sales of shares in the fund determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix Home Life and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of The Phoenix Edge Series Fund:

  Purchases and sales of shares of the Fund for the year ended December 31, 1995 aggregated the following:

 Sub-Account     Purchases        Sales
-------------     ----------   ------------
Money Market    $15,358,015    $13,127,029
Growth           52,656,500      2,386,549
Bond              3,150,173        775,101
Total Return      7,932,811        790,863
International     7,725,084      2,760,274
Balanced          4,832,165      1,642,462

Note 4--Participant Accumulation Unit Transactions (in units):

                                                               Sub-Account
                           -----------------------------------------------------------------------------------
                              Money                                    Total
                              Market        Growth        Bond        Return    International      Balanced
                            -----------    ----------    --------    ----------    ------------   ------------
Flex Edge:
Participant deposits        16,530,006    11,865,242   1,056,465     2,618,013      5,503,623       2,914,431
Participant transfers      (13,776,782)    5,246,964     514,311     1,064,109       (387,514)        438,017
Participant withdrawals     (1,666,716)   (4,223,772)   (441,021)   (1,027,984)    (1,776,981)     (1,344,173)

Joint Edge:
Participant deposits         1,348,536       507,471      38,054       100,104        269,791         129,152
Participant transfers       (1,073,563)      295,473      21,958        48,759         87,491          11,893
Participant withdrawals       (133,344)     (222,390)    (12,913)      (47,069)      (116,238)        (78,868)

Note 5--Policy Loans:

  Transfers are made to Phoenix Home Life's general account as a result of policy loans. Contract provisions allow contract owners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix Home Life's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 6%. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions:

  Phoenix Home Life and its indirect, less than wholly owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub- accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $14,392,712 during the year ended December 31, 1995.


   Upon partial surrender of a policy a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix Home Life. Partial surrender fees paid during the year ended December 31, 1995 were $853,600.

Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix Home Life.

   Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges because they are paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. They are deferred charges because they are not deducted from premiums.

   Phoenix Home Life assumes the risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix Home Life charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed.

Note 7--Diversification Requirements

  Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP                                    [logo]

To the Participants of
 Phoenix Home Life Variable
 Universal Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Bond Sub-Account, Total Return Sub-Account, International Sub-Account and Balanced Sub- Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


[Price Waterhouse LLP signature]

Hartford, CT 06103
February 13, 1996

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodian

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Independent Accountants

Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

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                                 U.S. Postage
                                     PAID
                                Permit No. 444
                               Springfield, MA

[logo] Phoenix Home Life

Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 810
Greenfield, Massachusetts 01302-0810

OL1320K (2/96)
4450.04

[Recycle Logo] Printed on recycled paper using soybean ink

(C) 1996 Phoenix Home Life Mutual Insurance Company